May 13, 2021
Catalyst Hedged Commodity Strategy Fund
Catalyst Hedged Commodity Strategy Fund

MUTUAL FUND SERIES TRUST

Catalyst Hedged Commodity Strategy Fund

Class A: CFHAX Class C: CFHCX Class I: CFHIX

(the “Fund”)

May 13, 2021

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2020, as supplemented.

Effective July 12, 2021, the Fund’s investment objective will change to the following:

“The Fund’s investment objective is long-term capital appreciation.”

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, dated November 1, 2020, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst Hedged Commodity Strategy Fund

Class A: CFHAX Class C: CFHCX Class I: CFHIX

(the “Fund”)

May 13, 2021

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2020, as supplemented.

David Miller, Senior Portfolio Manager of the Advisor, has replaced Kimberly Rios as portfolio manager to the Fund. Accordingly, all references to Kimberly Rios are deleted in their entirety from the Prospectus and Summary Prospectus and the following revisions to the Prospectus and Summary Prospectus are now effective.

The section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY/ Catalyst Hedged Commodity Strategy Fund – Portfolio Manager” is deleted and replaced with the following:

Portfolio Manager: David Miller, Senior Portfolio Manager of the Advisor, serves as the Fund’s portfolio manager and is primarily responsible for the day-today management of the Fund’s portfolio. Mr. Miller has served as the Portfolio Manager of the Fund since May 2021.

The section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers” is amended as follows:

David Miller - Senior Portfolio Manager of the Advisor (Catalyst Systematic Alpha Fund and Catalyst Hedged Commodity Strategy)

Mr. Miller is a Senior Portfolio Manager, Chief Investment Officer, and co-founder of Catalyst Capital Advisors LLC and has been responsible for the day-to-day management of the Hedged Commodity Strategy Fund since May 2021. He is also Senior Portfolio Manager and Chief Investment Officer of Rational Advisors, Inc., an affiliate of the Advisor, since 2016. Mr. Miller is a member of Catalyst International Advisors LLC since 2019, Insights Media LLC since 2019, and Catalyst Insurance Corporation II since 2018. Prior to founding Catalyst, Mr. Miller was the Chief Executive Officer of Investment Catalyst, an investment newsletter he founded in 2005, which worked to identify undervalued stocks with a near term catalyst for appreciation. He received a BS in Economics from the University of Pennsylvania, Wharton School and an MBA in Finance from the University of Michigan, Ross School of Business.

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, dated November 1, 2020, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Investment Objective
The Fund’s investment objective is long-term capital appreciation.